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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


         Pioneer Equity Opportunity Fund
         Schedule of Investments  2/28/05 (unaudited)


 Shares                                                            Value
         COMMON STOCKS - 98.2%
         Energy - 1.8 %
         Oil & Gas Drilling - 1.6 %
  77,500 Semco Energy, Inc.                                     $   481,275
         Oil & Gas Exploration & Production - 0.1 %
     450 Pogo Producing Co.                                     $    21,875
         Oil & Gas Refining Marketing & Transportation - 0.1 %
   1,119 Frontier Oil Corp.                                     $    35,875
         Total Energy                                           $   539,025
         Materials - 23.2 %
         Aluminum - 1.2 %
  15,200 Novelis, Inc.                                          $   357,504
         Commodity Chemicals - 4.9 %
  19,523 Lyondell Petrochemicals Co.                            $   660,854
   9,173 Nova Chemicals Corp. *                                     459,567
  15,200 Spartech Corp.                                             333,944
                                                                $ 1,454,365
         Diversified Chemical - 2.3 %
  27,775 Olin Corp.                                             $   692,986
         Diversified Metals & Mining - 2.2 %
   3,200 Alpha Natural Resources, Inc. *                        $    83,200
   2,700 Freeport-McMoRan Copper & Gold, Inc. (Class B)             112,914
   2,900 Inco, Ltd. *                                               120,350
   3,500 Peabody Energy Corp.                                       339,850
                                                                $   656,314
         Metal & Glass Containers - 3.4 %
  23,064 Crown Cork & Seal Co., Inc. *                          $   379,403
   2,877 Mueller Industries, Inc.                                    90,568
  21,406 Owens-Illinois, Inc. *                                     532,795
                                                                $ 1,002,766
         Paper Packaging - 1.1 %
     600 Greig, Inc.                                            $    38,760
  17,173 Smurfit -Stone Container Corp. *                           285,587
                                                                $   324,347
         Paper Products - 2.8 %
  75,000 Abitibi-Consolidated, Inc.                             $   345,750
   5,132 Georgia-Pacific Corp.                                      183,777
  12,247 Louisiana-Pacific Corp. *                                  321,729
                                                                $   851,256
         Precious Metals & Minerals - 0.4 %
   6,055 Placer Dome, Inc.                                      $   104,691
         Specialty Chemicals - 4.9 %
   7,200 Cytec Industries, Inc.                                 $   363,816
  32,570 RPM, Inc.                                                  610,036
   8,000 Sigma-Aldrich Corp.                                        492,880
                                                                $ 1,466,732
         Steel - 0.1 %
   1,891 Graftech International, Ltd. *                         $    17,473
         Total Materials                                        $ 6,928,434
         Capital Goods - 14.0 %
         Aerospace & Defense - 2.6 %
   1,579 Alliant Techsystems, Inc. *                            $   109,314
   2,400 Ducommun, Inc. *                                            48,960
   3,179 EDO Corp. *                                                101,092
   5,439 Esterline Technologies Corp. *                             178,834
     350 L-3 Communications Holdings, Inc.                           25,235
   9,118 United Industrial Corp.                                    300,894
                                                                $   764,329
         Building Products - 1.5 %
  20,567 Lennox International, Inc.                             $   444,659
         Electrical Component & Equipment - 3.3 %
   2,250 Ametek, Inc.                                           $    86,265
  13,844 Roper Industries, Inc. *                                   894,322
                                                                $   980,587
         Industrial Conglomerates - 4.5 %
   1,949 Danaher Corp.                                          $   105,577
  14,698 Donaldson Co., Inc.                                        468,719
   4,100 ITT Industries, Inc.                                       360,595
  15,930 Thermo Electron Corp *                                     437,438
                                                                $ 1,372,329
         Industrial Machinery - 2.1 %
   5,200 Idex Corp.                                             $   205,400
   9,062 Kaydon Corp.                                               284,547
   3,428 The Manitowoc Co., Inc.                                    141,234
                                                                $   631,181
         Total Capital Goods                                    $ 4,193,085
         Automobiles & Components - 1.1 %
         Automobile Manufacturers - 1.1 %
  11,692 Wabash National Corp.                                  $   315,333
         Total Automobiles & Components                         $   315,333
         Media - 2.9 %
         Advertising - 2.9 %
  65,885 The Interpublic Group of Co., Inc. *                   $   865,729
         Total Media                                            $   865,729
         Retailing - 8.3 %
         Distributors - 1.3 %
  10,750 Wesco International, Inc. *                            $   386,248
         Home Improvement Retail - 3.5 %
  14,800 The Scotts Miracle-Grow Co. *                          $ 1,037,036
         Specialty Stores - 3.5 %
  58,400 Pep Boys - Manny, Moe & Jack *                         $ 1,055,872
         Total Retailing                                        $ 2,479,156
         Health Care Equipment & Services - 8.6 %
         Health Care Distributors - 1.0 %
  10,200 Owens & Minor, Inc.                                    $   284,682
         Health Care Equipment - 7.0 %
  15,385 Bio-Rad Laboratories, Inc. *                           $   752,480
  10,400 Mentor Corp.                                               360,048
  30,300 Steris Corp. *                                             749,925
   5,000 Stryker Corp.                                              248,300
                                                                $ 2,110,753
         Health Care Supplies - 0.6 %
   2,202 Cooper Co., Inc.                                       $   181,335
         Total Health Care Equipment & Services                 $ 2,576,770
         Pharmaceuticals & Biotechnology - 4.7 %
         Biotechnology - 1.8 %
   1,828 Incyte Genomics, Inc. *                                $    15,958
   2,700 Invitrogen Corp. *                                         188,892
   5,459 Ligand Pharmaceuticals, Inc. (Class B) *                    53,498
   1,669 Protein Design Labs, Inc. *                                 25,002
   2,000 Renovis, Inc. *                                             19,182
  21,400 Vertex Pharmaceuticals, Inc. *                             246,956
                                                                $   549,488
         Pharmaceuticals - 2.9 %
     545 IVAX Corp. *                                           $     8,715
   3,000 KV Pharmaceuticals  *                                       65,280
  11,600 Merck & Co., Inc.                                          367,720
  17,356 Valeant Pharmaceuticals International                      420,882
                                                                $   862,597
         Total Pharmaceuticals & Biotechnology                  $ 1,412,085
         Banks - 2.6 %
         Thrifts & Mortgage Finance - 2.6 %
  34,400 Sovereign Bancorp, Inc.                                $   789,136
         Total Banks                                            $   789,136
         Insurance - 3.5 %
         Multi-Line Insurance - 3.5 %
  14,400 Hartford Financial Services Group, Inc.                $ 1,036,080
         Total Insurance                                        $ 1,036,080
         Real Estate - 15.1 %
         Real Estate Management & Development - 2.1 %
  10,058 Forest City Enterprises, Inc.                          $   637,174
         Real Estate Investment Trusts - 13.0%
   9,620 Crescent Real Estate Equities, Inc.                    $   156,805
  46,165 Equity Office Properties Trust                           1,392,798
  17,548 General Growth Properties, Inc.                            612,425
  13,400 Mack-Cali Realty Corp.                                     592,280
  54,000 MeriStar Hospitality Corp. *                               396,360
  20,833 Saul Centers, Inc.                                     $   718,739
                                                                $ 3,869,407
         Total Real Estate                                      $ 4,506,581
         Software & Services - 0.5 %
         Application Software - 0.2 %
   1,400 Mentor Graphics Corp. *                                $    19,292
   2,008 Serena Software, Inc. *                                     46,385
                                                                $    65,677
         Data Processing & Outsourced Services - 0.3 %
   3,910 Infocrossing, Inc. *                                   $    73,352
         Total Software & Services                              $   139,029
         Technology Hardware & Equipment - 2.2 %
         Communications Equipment - 0.2 %
   3,140 CommScope, Inc. *                                      $    47,540
         Electronic Equipment & Instruments - 0.1 %
   1,200 Veeco Instruments, Inc. *                              $    17,952
         Electronic Manufacture Services - 0.8 %
  11,200 Park Electrochemical Corp.                             $   222,880
   3,000 Sanmina-SCI Corp. *                                         16,650
                                                                $   239,530
         Technology Distributors - 1.1 %
   1,400 Arrow Electronics, Inc. *                              $    37,660
     199 DRS Technologies, Inc. *                                     8,220
   4,850 Fisher Scientific International, Inc. *                    294,153
                                                                $   340,033
         Total Technology Hardware & Equipment                  $   645,055
         Semiconductors - 0.3 %
         Semiconductor Equipment - 0.2 %
   2,697 FEI Co. *                                              $    66,751
         Semiconductors - 0.1 %
     701 International Rectifier Corp. *                        $    30,844
         Total Semiconductors                                   $    97,595
         Utilities - 9.6 %
         Electric Utilities - 1.1 %
  16,383 CMS Energy Corp *                                      $   198,890
   4,700 UniSource Energy Corp. Holding Co. *                       142,081
                                                                $   340,971
         Gas Utilities - 5.2 %
  31,485 Atmos Energy Corp.                                     $   868,041
   8,500 Kinder Morgan, Inc.                                        681,445
                                                                $ 1,549,486
         Multi-Utilities & Unregulated Power - 3.3 %
  34,600 National Fuel Gas Co.                                  $   979,872
         Total Utilities                                        $ 2,870,329
1,158,916TOTAL COMMON STOCKS                                    $29,393,422
         (Cost   $28,594,505)

         TOTAL INVESTMENTS IN SECURITIES - 98.2%
         (Cost   $28,594,505)                                   $29,393,422

         OTHER ASSETS AND LIABILITIES - 1.8%                    $  534,282

         TOTAL NET ASSETS - 100.0%                              $29,927,704

        *Non-income producing security

    (a) At February 28, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $28,594,505 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               1,355,084

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value               (556,167)

         Net unrealized gain                                      798,917



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 30, 2005

* Print the name and title of each signing officer under his or her signature.